Contract Assets and Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Contract Assets And Liabilities [Abstract]
Summary of Contract Assets and Contract Liabilities
The components of contract assets and contract liabilities consisted of the following:

	September 30, 2021	December 31, 2020
	(in thousands)
Contract assets - current
Unbilled revenue	$649	$749
Other contract assets	1,664	3,047

Total contract assets - current	$2,313	$3,796

Contract liabilities - current
Deferred revenue - short-term	$14,199	$14,030
Other contract liabilities	254	507

Total contract liabilities - current	$14,453	$14,537

Contract liabilities - long-term	$—	$—
Deferred revenue - long-term	683	2,559

Total contract liabilities - long-term	$683	$2,559

The components of contract assets and contract liabilities consist of the following:

	December 31,
	2020	2019
	(in thousands)
Contract assets - current
Unbilled revenue	$749	$—
Contract assets	3,047	—

Total contract assets - current	$3,796	$—

Contract liabilities - current
Deferred revenue - short-term	$14,030	$7,952
Contract liabilities	507	—

Total contract liabilities - current	$14,537	$7,952

Contract liabilities - long-term
Deferred revenue - long-term	2,559	—

Total contract liabilities - long-term	$2,559	$—

Summary of Changes in Short-term Contract Liabilities	Changes in short-term contract liabilities as of January 1, 2020 were as follows:

Balance on January 1, 2020	8,166
Revenue recognized	(14,656)
Increase due to billings	21,027

Balance on December 31, 2020	$14,537

Summary of Changes in Short-term and Long-term Contract Assets and Contract Liabilities
Changes in short-term and long-term contract assets and contract liabilities reported as of January 1, 2021 were as follows:

	Contract Assets	Contract Liabilities
	(in thousands)
Balance as of January 1, 2021	$3,796	$17,096
Reclassification of the beginning contract liabilities to revenue	—	(8,375)
Cash payments in advance of revenue recognition	—	8,268
Reclassification of the beginning contract assets to receivables	(740)	—
Cumulative catch-up adjustment arising from changes in estimates of transaction price	—	(1,663)
Changes of contract costs	(743)	(190)

Balance as of September 30, 2021	$2,313	$15,136